Significant Accounting Policies (Gas Imbalance and Other Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Gas Imbalance Asset Liability [Abstract]
Contract liability	$ 1,500,000
Gas Balancing Asset (Liability)	1,200,000	0
Other Assets [Abstract]
Acquisition of interest in joint venture	31,200,000
Unamortized debt issuance costs	$ 16,600,000